GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	8 Months Ended	12 Months Ended
	Aug. 21, 2011	Dec. 31, 2012	Nov. 28, 2012	Aug. 21, 2011 Fis [Member]	Dec. 31, 2011 Fis [Member]	Aug. 21, 2011 Fis [Member] Minimum [Member]	Aug. 21, 2011 Fis [Member] Maximum [Member]	Aug. 21, 2011 Idit Technologies Ltd [Member]	Dec. 31, 2011 Idit Technologies Ltd [Member]	Aug. 21, 2011 Idit Technologies Ltd [Member] Minimum [Member]	Aug. 21, 2011 Idit Technologies Ltd [Member] Maximum [Member]	Apr. 27, 2010 Harcase Sofware Ltd [Member]	Dec. 31, 2010 Harcase Sofware Ltd [Member]	Dec. 31, 2012 Harcase Sofware Ltd [Member]	Dec. 31, 2011 Harcase Sofware Ltd [Member]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued				1,000,000
Granted, Amount of options	934,970	432,805		934,970				1,003,874
Share Price			$ 3.50	$ 4.1				$ 4.1
Expected exercise factor (weighted average)						$ 1.5	$ 11			$ 1.5	$ 11
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum				0.10%				0.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum				2.07%				2.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				70.00%				70.00%
Dividend yield				0.00%				0.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					$ 11,207				$ 5,105
Total purchase price				49,671				31,444				3,092
Other intangible assets				9,485				7,918				1,732
Acquisitions				35,523				25,355				981
Business Acquisition, Cost of Acquired Entity, Cash Paid				6,750										0	953
Business Acquisition, Cost of Acquired Entity, Description of Purchase Price Components												Additional Consideration includes the following: (1) $ 750 in cash to be held in escrow until released upon certain conditions, as described in the agreement, (2) issuance of 454,546 Common shares of the Company to be held in escrow, as described in the agreement, (3) put options on the Company's shares described in (2) above for a price of $ 1.54 per share, exercisable during a period of six months from the date the shares are released from escrow.
Sharebased Compensation Arrangement By Sharebased Payment Award Options Grants In Period Value												1,302
Escrow Deposit Disbursements Related To Business Acquisition To Selling Shareholders												387
Escrow Deposit Disbursements Related To Business Acquisition Held With Company												363
Business Combination Contingent Additional Consideration													$ 605	$ 128	$ 755